Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2014	2013
Equity Investees
Vodafone Omnitel(1)	–	$–	$2,511
Other	Various	677	818

Total equity investees		677	3,329

Cost Investees	Various	125	103

Total investments in unconsolidated businesses		$802	$3,432

(1)	Prior to the completion of the Wireless Transaction on February 21, 2014, Verizon held a 23.1% ownership interest in Vodafone Omnitel.

Schedule of Summarized Financial Information for Equity Investees, Balance Sheet

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions	)
At December 31,	2013
Current assets	$3,983
Noncurrent assets	7,748

Total assets	$11,731

Current liabilities	$4,692
Noncurrent liabilities	5
Equity	7,034

Total liabilities and equity	$11,731

Schedule of Summarized Financial Information for Equity Investees, Income Statement	Income Statement

	(dollars in millions)
Years Ended December 31,	2013	2012
Net revenue	$8,984	$10,825
Operating income	1,632	2,823
Net income	925	1,679